Nuveen Minnesota Quality Municipal Income
Fund
Portfolio of Investments February 28, 2023
(Unaudited)
NMS
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 165.8% (100.0% of Total Investments)
X 121,179,119 MUNICIPAL BONDS - 165.8%  (100.0% of Total Investments)
X 121,179,119
Education and Civic Organizations - 32.7% (19.7% of Total Investments)
City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A:
$ 500 4.000%, 7/01/28 7/24 at 102.00 N/R $ 475,475
50 5.000%, 7/01/36 7/24 at 102.00 N/R 48,668
250 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle
Ridge Academy Project, Series 2015A, 5.250%, 7/01/40
7/25 at 100.00 BB+ 249,265
570 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2014A, 5.750%, 8/01/44
3/23 at 102.00 BB+ 571,727
750 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2019A, 5.250%, 8/01/43
8/27 at 102.00 BB+ 723,562
100 Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main
Street School of Performing Arts Project, Series 2016A, 5.000%, 7/01/47
7/26 at 100.00 N/R 82,414
2,200 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy
Project, Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 BB 2,016,190
1,575 Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon
Academy Project, Series 2016A, 5.000%, 7/01/46
7/26 at 100.00 N/R 1,358,989
Minneapolis, Minnesota, Charter School Lease Revenue
Bonds, Yinghua Academy Project, Series 2013A:
300 6.000%, 7/01/33 7/23 at 100.00 BB+ 300,846
1,425 6.000%, 7/01/43 7/23 at 100.00 BB+ 1,426,767
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Bethel University, Refunding Series 2017:
500 5.000%, 5/01/37 5/27 at 100.00 BB+ 473,700
2,000 5.000%, 5/01/47 5/27 at 100.00 BB+ 1,755,620
1,580 Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton
College, Refunding Series 2017, 4.000%, 3/01/42
3/27 at 100.00 Aa2 1,559,650
Minnesota Higher Education Facilities Authority, Revenue
Bonds, College of Saint Scholastica, Inc., Refunding Series
2019:
500 4.000%, 12/01/34 12/29 at 100.00 Baa2 471,655
425 4.000%, 12/01/40 12/29 at 100.00 Baa2 370,115
305 Minnesota Higher Education Facilities Authority, Revenue Bonds, College
of St. Benedict, Series 2016-8K, 4.000%, 3/01/43
3/26 at 100.00 Baa2 275,174
600 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Refunding Series 2017, 4.000%, 3/01/48
3/27 at 100.00 Aa3 562,050
225 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Catherine University, Refunding Series 2018A, 5.000%, 10/01/45
10/28 at 100.00 Baa1 229,401
750 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Olaf College, Series 2021, 4.000%, 10/01/50
10/30 at 100.00 A1 689,955
Minnesota Higher Education Facilities Authority, Revenue
Bonds, University of Saint Thomas, Series 2019:
750 5.000%, 10/01/33 10/29 at 100.00 A2 823,073
235 5.000%, 10/01/40 10/29 at 100.00 A2 246,040
Minnesota Higher Education Facilities Authority, Revenue
Bonds, University of Saint Thomas, Series 2022B:
2,125 5.000%, 10/01/39 10/30 at 100.00 A2 2,239,431
710 4.125%, 10/01/41 10/30 at 100.00 A2 687,365
400 5.000%, 10/01/47 10/30 at 100.00 A2 416,952
705 Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope
Charter School Project, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 BB- 623,565
1,250 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community of Peace Academy Project,
Series 2019, 4.000%, 12/01/49
12/29 at 100.00 BBB- 993,063

Nuveen Minnesota Quality Municipal Income Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

NMS
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities
Academy Project, Series 2015A:
$ 360 5.300%, 7/01/45 7/25 at 100.00 BB $ 338,019
510 5.375%, 7/01/50 7/25 at 100.00 BB 475,794
1,680 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Twin Cities German Immersion School,
Series 2013A, 5.000%, 7/01/44
7/23 at 100.00 BB 1,681,613
390 Saint Paul Housing and Redevelopment Authority, Minnesota, Lease
Revenue Bonds, Saint Paul Conservatory for Performing Artists Charter
School Project, Series 2013A, 4.625%, 3/01/43
3/23 at 100.00 BB 333,700
1,000 Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy
Project, Series 2016A, 5.000%, 10/01/41
10/26 at 100.00 N/R 899,190
500 St. Paul Housing and Redevelopment Authority, Minnesota, Charter
School Revenue Bonds, Higher Ground Academy Charter School, Series
2018, 5.125%, 12/01/49
12/26 at 102.00 BB+ 475,190
Total Education and Civic Organizations 23,874,218
Health Care - 37.3% (22.5% of Total Investments)
250 Chippewa County, Minnesota, Gross Revenue Hospital Bonds,
Montevideo Hospital Project, Refunding Series 2016, 4.000%, 3/01/32
3/26 at 100.00 N/R 247,463
180 City of Plato, Minnesota, Health Care Facilities Revenue Bonds, Glencoe
Regional Health Services Project, Series 2017, 5.000%, 4/01/41
4/27 at 100.00 BBB 182,729
Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A:
100 4.250%, 2/15/43 2/28 at 100.00 A- 95,665
1,400 5.000%, 2/15/43 2/28 at 100.00 A- 1,427,384
4,050 5.000%, 2/15/48 2/28 at 100.00 A- 4,112,451
1,000 5.000%, 2/15/53 2/28 at 100.00 A- 1,010,500
500 5.000%, 2/15/58 2/28 at 100.00 A- 505,030
Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of
Duluth Obligated Group, Series 2021A:
200 4.000%, 6/15/33 6/31 at 100.00 BBB- 193,584
430 3.000%, 6/15/44 6/31 at 100.00 BBB- 294,808
150 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2022B, 5.250%, 6/15/47
6/32 at 100.00 BBB- 151,886
Glencoe, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2013:
400 4.000%, 4/01/27 3/23 at 100.00 BBB 393,644
230 4.000%, 4/01/31 3/23 at 100.00 BBB 225,954
620 Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds,
North Memorial Health Care, Series 2015, 4.000%, 9/01/35
9/25 at 100.00 Baa1 586,557
Maple Grove, Minnesota, Health Care Facility Revenue
Bonds, North Memorial Health Care, Series 2017:
200 5.000%, 5/01/31 5/27 at 100.00 Baa1 209,146
165 5.000%, 5/01/32 5/27 at 100.00 Baa1 171,783
Minneapolis, Minnesota, Health Care System Revenue
Bonds, Allina Health System, Series 2021:
1,500 4.000%, 11/15/36 11/31 at 100.00 AA- 1,485,840
500 4.000%, 11/15/39 11/31 at 100.00 AA- 486,665
265 Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview
Health Services, Series 2015A, 4.000%, 11/15/40
11/25 at 100.00 BBB+ 245,599
Minneapolis, Minnesota, Health Care System Revenue
Bonds, Fairview Health Services, Series 2018A:
1,500 4.000%, 11/15/48 11/28 at 100.00 BBB+ 1,318,455
1,000 5.000%, 11/15/49 11/28 at 100.00 BBB+ 1,015,200
915 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic,
Series 2018A, 4.000%, 11/15/48
5/28 at 100.00 AA 874,255
1,000 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic,
Series 2022, 5.000%, 11/15/57
11/32 at 100.00 AA 1,073,970

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 1,275 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Series 2016A, 4.000%, 5/01/37
5/26 at 100.00 AA- $ 1,237,362
1,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Series 2019, 5.000%, 5/01/48
5/29 at 100.00 AA- 1,020,800
3,920 Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care
Facility Revenue Bonds, HealthPartners Obligated Group, Refunding
Series 2015A, 4.000%, 7/01/35
7/25 at 100.00 A 3,923,332
Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care Revenue Bonds, Fairview Health
Services, Series 2017A:
245 4.000%, 11/15/36 11/27 at 100.00 BBB+ 238,669
240 4.000%, 11/15/37 11/27 at 100.00 BBB+ 230,602
2,170 4.000%, 11/15/43 11/27 at 100.00 BBB+ 1,956,472
955 Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions
Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/36
3/23 at 100.00 N/R 955,181
Shakopee, Minnesota, Health Care Facilities Revenue Bonds,
Saint Francis Regional Medical Center, Refunding Series
2014:
765 4.000%, 9/01/31 9/24 at 100.00 A 765,467
630 5.000%, 9/01/34 9/24 at 100.00 A 636,949
Total Health Care 27,273,402
Housing/Multifamily - 2.3% (1.4% of Total Investments)
1,635 Coon Rapids, Minnesota, Multifamily Housing Revenue Bonds, Tralee
Terrace Apartments Project, Series 2010, 4.500%, 6/01/26
3/23 at 100.00 Aaa 1,636,390
Total Housing/Multifamily 1,636,390
Housing/Single Family - 0.6% (0.4% of Total Investments)
50 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2013C, 3.900%, 7/01/43
3/23 at 100.00 AA+ 48,428
20 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2014C, 3.500%, 1/01/32
7/24 at 100.00 AA+ 19,667
445 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020I, 1.700%, 1/01/31
1/30 at 100.00 AA+ 377,614
Total Housing/Single Family 445,709
Industrials - 6.1% (3.7% of Total Investments)
Minneapolis, Minnesota, Limited Tax Supported
Development Revenue Bonds,  Common Bond Fund
Series 2013-1:
1,400 4.500%, 6/01/33 6/23 at 100.00 A+ 1,406,076
600 4.750%, 6/01/39 6/23 at 100.00 A+ 603,732
2,650 Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds,
Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37,
(AMT), 144A
3/23 at 100.00 BBB 2,451,674
Total Industrials 4,461,482
Long-Term Care - 11.5% (6.9% of Total Investments)
805 Anoka, Minnesota, Health Care and Housing Facility Revenue Bonds, The
Homestead at Anoka, Inc. Project, Series 2014, 5.125%, 11/01/49
11/24 at 100.00 N/R 672,658
380 Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden
Betty Ford Foundation Project, Series 2014, 4.000%, 11/01/39
11/24 at 100.00 Baa1 347,829
875 Cold Spring, Minnesota, Health Care Facilities Revenue Bonds,
Assumption Home, Inc., Refunding Series 2013, 5.200%, 3/01/43
3/23 at 100.00 N/R 710,868
Columbus, Minnesota, Senior Housing Revenue Bonds,
Richfield Senior Housing, Inc., Refunding Series 2015:
175 5.250%, 1/01/40 3/23 at 100.00 N/R 144,072
850 5.250%, 1/01/46 3/23 at 100.00 N/R 672,665
500 Dakota County Community Development Agency, Minnesota, Senior
Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding
Series 2016A, 5.000%, 8/01/51, 144A
3/23 at 100.00 N/R 445,230
1,350 Minneapolis, Minnesota, Revenue Bonds, Walker Minneapolis Campus
Project, Refunding Series 2012, 4.750%, 11/15/28
1/23 at 100.00 N/R 1,350,000

Nuveen Minnesota Quality Municipal Income Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

NMS
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care (continued)
$ 750 Minneapolis, Minnesota, Senior Housing and Healthcare Revenue Bonds,
Ecumen Abiitan Mill City Project,  Series 2015, 5.250%, 11/01/45
5/23 at 100.00 N/R $ 669,667
215 Saint Joseph, Minnesota, Senior Housing and Healthcare Revenue Bonds,
Woodcrest of Country Manor Project, Series 2019 A, 5.000%, 7/01/55
7/24 at 102.00 N/R 172,365
1,300 Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount
Olivet Careview Home Project, Series 2016B, 4.900%, 6/01/49
6/26 at 100.00 N/R 1,054,898
500 Saint Paul Housing and Redevelopment Authority Minnesota, Senior
Housing and Health Care Revenue Bonds, Episcopal Homes Project,
Series 2013, 5.125%, 5/01/48
5/23 at 100.00 N/R 414,795
Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017:
500 4.125%, 9/01/34 9/24 at 100.00 N/R 477,680
350 4.125%, 9/01/35 9/24 at 100.00 N/R 331,139
585 Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue
Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 5.125%,
1/01/39
3/23 at 100.00 N/R 497,905
500 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior
Living Community, Refunding Series 2019, 5.000%, 8/01/49
8/24 at 102.00 N/R 458,855
Total Long-Term Care 8,420,626
Tax Obligation/General - 29.1% (17.5% of Total Investments)
Brainerd Independent School District 181, Crow Wing
County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2018D:
1,015 4.000%, 2/01/38 2/27 at 100.00 AAA 1,034,478
1,055 4.000%, 2/01/39 2/27 at 100.00 AAA 1,072,418
1,000 Brainerd Independent School District 181, Crow Wing County, Minnesota,
General Obligation Bonds, School Building Series 2018A, 4.000%,
2/01/42
2/27 at 100.00 AAA 1,010,850
1,020 Brooklyn Center Independent School District 286, Minnesota, General
Obligation Bonds, Series 2018A, 4.000%, 2/01/43
2/27 at 100.00 Aa1 984,565
300 Circle Pines Independent School District 12, Centennial, Minnesota,
General Obligation Bonds, School Building Series 2015A, 0.000%,
2/01/35
2/25 at 67.23 AAA 188,238
1,000 Cloquet Independent School District 94, Carlton and Sant Louis Counties,
Minnesota, General Obligation Bonds, School Building Series 2015B,
4.000%, 2/01/36
2/25 at 100.00 Aa1 1,009,420
500 Dover-Eyota Independent School District 533, Minnesota, General
Obligation Bonds, School Building   Facilities Maintenance Series
2023A, 4.000%, 2/01/44
2/31 at 100.00 AAA 491,580
540 Duluth Independent School District 709, Saint Louis County, Minnesota,
General Obligation Bonds, Capital Appreciation Series 2021C, 0.000%,
2/01/33
2/28 at 89.86 Aa1 366,746
1,000 Hennepin County, Minnesota, General Obligation Bonds, Series 2020A,
5.000%, 12/01/36
12/30 at 100.00 AAA 1,136,230
2,000 Independent School District 621, Mounds View, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42
2/27 at 100.00 AAA 2,012,260
Independent School District No. 2397 (Le Sueur-
Henderson), Minnesota, General Obligation School
Building Bonds, Series 2022A:
1,145 5.000%, 2/01/36 2/31 at 100.00 AAA 1,300,342
1,000 4.500%, 2/01/41 2/31 at 100.00 AAA 1,035,850
1,000 Independent School District No. 319, Nashwauk-Keewatin, Minnesota,
General Obligation School Building Bonds, Series 2022A, 4.000%,
2/01/48
2/31 at 100.00 AAA 994,160
1,345 Minneapolis, Minnesota, General Obligation Bonds, Improvement &
Various Purpose Series 2018, 4.000%, 12/01/40
12/26 at 100.00 AAA 1,355,868
1,000 Roseville Independent School District 623, Ramsey County, Minnesota,
General Obligation Bonds, School Building Series 2018A, 4.000%,
2/01/34
2/27 at 100.00 Aa1 1,033,720
1,000 Saint James Independent School District 840, Minnesota, General
Obligation Bonds, School Building Series 2015B, 4.000%, 2/01/45
2/26 at 100.00 AAA 1,006,050

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 1,000 Saint Louis Park Independent School District 283, Hennepin County,
Minnesota, General Obligation Bonds, School Building Series 2022A,
5.000%, 2/01/36
2/31 at 100.00 Aa1 $ 1,132,660
1,000 Sartell Independent School District 748, Stearns County, Minnesota,
General Obligation Bonds, School Building Capital Appreciation Series
2016B, 0.000%, 2/01/39
2/25 at 62.98 Aa1 489,950
800 Sartell, Minnesota, General Obligation Bonds, Series 2022A, 4.000%,
2/01/43
2/30 at 100.00 AA 772,208
1,500 Sibley East Independent School District 2310, Sibley, Minnesota, General
Obligation Bonds, School Building Series 2015A, 4.000%, 2/01/40
2/25 at 100.00 Aa1 1,501,770
500 West Saint Paul-Mendota Heights-Eagan Independent School District 197,
Dakota County, Minnesota, General Obligation Bonds, School Buidling
Series 2018A, 4.000%, 2/01/39
2/27 at 100.00 AAA 505,700
1,000 White Bear Lake Independent School District 624, Ramsey County,
Minnesota, General Obligation Bonds, School Building Series 2020A,
3.000%, 2/01/42
2/28 at 100.00 AAA 824,400
Total Tax Obligation/General 21,259,463
Tax Obligation/Limited - 15.1% (9.1% of Total Investments)
1,000 Anoka-Hennepin Independent School District 11, Minnesota, Certificates
of ParticIpation, Series 2015A, 4.000%, 2/01/41
4/23 at 100.00 A+ 947,340
125 Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park
Project, Refunding Series 2015, 4.000%, 3/01/30
3/23 at 100.00 N/R 120,296
500 Minneapolis, Minnesota, Tax Incriment Revenue Bonds, Ivy Tower Project,
Series 2015, 5.000%, 3/01/29
3/24 at 100.00 N/R 500,475
200 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2017A, 4.000%, 8/01/35
8/27 at 100.00 AA+ 206,368
500 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2018D, 4.000%, 8/01/39
8/28 at 100.00 AA+ 497,380
465 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021A, 3.000%, 8/01/41
8/31 at 100.00 AA+ 384,081
1,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022A, 5.000%, 8/01/40
8/32 at 100.00 AA+ 1,090,440
2,230 Minnesota Housing Finance Agency, Nonprofit Housing Bonds, State
Appropriation Series 2011, 5.000%, 8/01/31
3/23 at 100.00 AA+ 2,233,501
1,000 Northeast Metropolitan Intermediate School District 916, White Bear Lake,
Minnesota, Certificates of Particpation, Series 2015A, 3.750%, 2/01/36
2/25 at 100.00 A1 992,450
750 Northeast Metropolitan Intermediate School District 916, White Bear Lake,
Minnesota, Certificates of Particpation, Series 2015B, 4.000%, 2/01/42
2/25 at 100.00 A1 721,020
Saint Cloud Independent School District 742, Stearns
County, Minnesota, Certificates of Participation, Saint
Cloud Area Public Schools, Series 2017A:
145 5.000%, 2/01/32 2/25 at 100.00 A1 149,259
500 4.000%, 2/01/38 2/25 at 100.00 A1 497,465
Saint Paul Housing and Redevelopment Authority,
Minnesota, Multifamily Housing Revenue Bonds, 2700
University at Westgate Station, Series 2015B:
455 4.875%, 4/01/30 4/23 at 100.00 N/R 454,986
895 5.250%, 4/01/43 4/23 at 100.00 N/R 862,691
800 Saint Paul, Minnesota, Sales Tax Revenue Bonds, Series 2014G, 3.750%,
11/01/33
11/24 at 100.00 A+ 802,896
635 Zumbro Education District 6012, Minnesota, Certificates of Participation
Series 2021A, 4.000%, 2/01/41
2/31 at 100.00 Baa1 578,872
Total Tax Obligation/Limited 11,039,520
Transportation - 8.9% (5.4% of Total Investments)
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding
Subordinate Lien Series 2019A:
300 5.000%, 1/01/39 7/29 at 100.00 A+ 320,004
730 5.000%, 1/01/49 7/29 at 100.00 A+ 756,718

Nuveen Minnesota Quality Municipal Income Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

NMS
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 2,000 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B,
5.000%, 1/01/49, (AMT)
7/29 at 100.00 A+ $ 2,037,700
1,600 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Senior Lien Series 2016C, 5.000%, 1/01/41
1/27 at 100.00 AA- 1,662,704
500 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2022A, 5.000%,
1/01/52
1/32 at 100.00 A+ 523,440
1,175 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2022B, 5.250%,
1/01/47, (AMT)
1/32 at 100.00 A+ 1,228,321
Total Transportation 6,528,887
U.S. Guaranteed - 7.4% (4.5% of Total Investments) (4)
Hermantown Independent School District 700, Minnesota,
General Obligation Bonds, School Building Series 2015A:
940 0.000%, 2/01/37, (Pre-refunded 2/01/24) 2/24 at 56.07 Aa1 510,965
1,075 0.000%, 2/01/38, (Pre-refunded 2/01/24) 2/24 at 53.49 Aa1 557,377
1,500 Mankato Independent School District 77, Nicollet and Le Sueur Counties,
Minnesota, General Obligation Bonds, School Building Series 2014A,
4.000%, 2/01/30, (Pre-refunded 2/01/24)
2/24 at 100.00 AAA 1,508,955
580 St. Paul Housing and Redevelopment Authority, Minnesota, Hospital
Revenue Bonds, HealthEast Inc., Series 2015A, 5.000%, 11/15/44, (Pre-
refunded 11/15/25)
11/25 at 100.00 N/R 608,350
Western Minnesota Municipal Power Agency, Minnesota,
Power Supply Revenue Bonds, Series 2014A:
1,000 4.000%, 1/01/40, (Pre-refunded 1/01/24) 1/24 at 100.00 Aa2 1,007,310
1,200 5.000%, 1/01/46, (Pre-refunded 1/01/24) 1/24 at 100.00 Aa2 1,218,528
Total U.S. Guaranteed 5,411,485
Utilities - 14.8% (8.9% of Total Investments)
415 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 A- 417,702
30 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 A- 30,114
500 Luverne, Minnesota, Electric Revenue Bonds, Series 2022A, 3.000%,
12/01/47 - AGM Insured
12/28 at 100.00 AA 372,370
500 Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding
Series 2014A, 4.000%, 10/01/33
10/24 at 100.00 AA- 506,455
965 Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2016,
5.000%, 10/01/35
10/26 at 100.00 AA- 1,016,936
1,200 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series
2017A, 5.000%, 12/01/47
12/26 at 100.00 AA 1,240,716
500 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds,
Series 2017-3, 4.000%, 10/01/42
10/27 at 100.00 A- 463,245
Southern Minnesota Municipal Power Agency, Power Supply
System Revenue Bonds, Series 1994A:
3,070 0.000%, 1/01/24 - NPFG Insured No Opt. Call A+ 2,979,189
100 0.000%, 1/01/26 - NPFG Insured No Opt. Call A+ 90,335
3,500 Western Minnesota Municipal Power Agency, Minnesota, Power Supply
Revenue Bonds, Series 2018A, 5.000%, 1/01/49
7/28 at 100.00 Aa2 3,710,875
Total Utilities 10,827,937
Total Long-Term Investments (cost $125,319,508) 121,179,119
AMTP Shares, Net - (68.1)% (5) (49,771,794)
Other Assets & Liabilities, Net - 2.3% 1,681,854
Net Assets Applicable to Common Shares - 100% $ 73,089,179

a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 121,179,119 $ – $ 121,179,119
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) AMTP Shares, Net as a percentage of Total Investments is 41.1%
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax